Prepayments and Other Receivables (Tables)	12 Months Ended
Nov. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consist of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Rental deposit	80,000	345,980	44,467
Prepayment of consulting fee	—	1,500,000	192,790
Others	—	364	47
Total	80,000	1,846,344	237,304